Note 17 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	Year Ended December 31,
	2022
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash Equivalents:
Certificates of deposit	$—	$1,693	$—	$1,693
Money funds	—	188,769	—	188,769
Short term investments:
Certificates of deposit	—	2,620	—	2,620
Other assets:
Certificates of deposit	—	162	—	162
Total	$—	$193,244	$—	$193,244
Liabilities:
Earn-out shares (2)	$—	$—	$6,631	$6,631
Warrant liabilities (2)	—	227	—	227
Total	$—	$227	$6,631	$6,858
	Year Ended December 31,
	2021
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash Equivalents:
U.S. treasury bills (1)	$—	$199,999	$—	$199,999
Certificates of deposit	—	1,433	—	1,433
Short term investments:
Certificates of deposit	—	2,411	—	2,411
Other assets:
Certificates of deposit	—	285	—	285
Total	$—	$204,128	$—	$204,128
Liabilities:
Earn-out shares (2)	$—	$—	$10,012	$10,012
Warrant liabilities (2)	—	458	—	458
Total	$—	$458	$10,012	$10,470

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Year Ended December 31,
2022
(in thousands)
Opening balance	$10,012
Total gains or losses from the period
Included in earnings	(4,165)
Reclass from Earnout-RSU	784
Closing balance	$6,631